True11994286UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [];     Amendment Number:
                                               -------
This Amendment (Check only one):                [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sloane Robinson LLP
Address:   20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number: 28-12596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Tanya Farrell
Title:  Head of Legal and Compliance
Phone:  +44 207 929 2771

Signature, Place, and Date of Signing:


/s/ Tanya Farrell                  London, England              04 November 2011
---------------------------------  ---------------------------  ----------------
Signature                          City, State                  Date

Report Type     (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  nil

Form 13F Information Table Entry Total:              16

Form 13F Information Table Value Total:       $ 161,735
                                              ---------
                                             (thousands)


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AIRMEDIA GROUP INC           SPONSORED ADR    009411109    6,340 2,546,141 SH       SOLE                2,546,141      0    0
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105    1,921    87,000 SH       SOLE                   87,000      0    0
APPLE INC                    COM              037833100   13,689    35,900 SH       SOLE                   35,900      0    0
BANCOLOMBIA S A              SPON ADR PREF    05968L102       89     1,600 SH       SOLE                    1,600      0    0
BONA FILM GROUP LTD          SPONSORED ADS    09777B107    1,273   268,500 SH       SOLE                  268,500      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR    16949N109    4,081   298,074 SH       SOLE                  298,074      0    0
CHINA UNICOM (HONG KONG) LTD SPONSORED ADR    16945R104    5,353   262,400 SH       SOLE                  262,400      0    0
COMPANHIA DE BEBIDAS DAS AME SPON ADR PFD     20441W203   12,609   411,400 SH       SOLE                  411,400      0    0
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100   41,664 1,295,736 SH       SOLE                1,295,736      0    0
FOCUS MEDIA HLDG LTD         SPONSORED ADR    34415V109    2,878   170,940 SH       SOLE                  170,940      0    0
FOMENTO ECONOMICO MEXICANO S SPON ADR UNITS   344419106    3,189    49,200 SH       SOLE                   49,200      0    0
ISHARES INC                  MSCI S KOREA     464286772      401    13,414 SH       SOLE                   13,414      0    0
MOBILE TELESYSTEMS OJSC      SPONSORED ADR    607409109   32,446 2,637,900 SH       SOLE                2,637,900      0    0
NEW ORIENTAL ED & TECH GRP I SPON ADR         647581107    3,595   156,500 SH       SOLE                  156,500      0    0
SK TELECOM LTD               SPONSORED ADR    78440P108    1,719   122,200 SH       SOLE                  122,200      0    0
VIRGIN MEDIA INC             COM              92769L101   30,488 1,314,000 SH       SOLE                1,314,000      0    0
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